Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Accounts payable and accrued liabilities [abstract]
Disclosure of detailed information about trade and other payables [Table Text Block]
	December 31,	December 31,
	2022	2021
	$	$

Trade payables (i)	648	9,678
Other payables (i)	3,745	13,568
Accrued interests on long-term debt	131	142
Sales taxes payable	179	-
Other accrued liabilities (i)	2,122	6,661
	6,825	30,049

(i) The significant decrease between December 31, 2022 and 2021 is mostly the result of the deconsolidation of Osisko Development on September 30, 2022 (Note 31).